Morgan Stanley LTD Duration US Government Trust (Prospectus Summary) | Morgan Stanley LTD Duration US Government Trust
Fund Summary
Investment Objective
Morgan Stanley Limited Duration U.S. Government Trust seeks

current income, preservation of principal and liquidity.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose an initial or deferred sales charge and does not charge account or exchange fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Morgan Stanley LTD Duration US Government Trust
Advisory fee	0.27%
Distribution (12b-1) fees	none
Shareholder service fees	0.25%
Other expenses	0.19%
Total annual Fund operating expenses	0.71%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a

5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses Over Time:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Morgan Stanley LTD Duration US Government Trust	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the

Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests substantially all of its net assets in

securities issued by the U.S. Government, its agencies or instrumentalities,

including U.S. Treasury securities and Treasury Inflation Protected Securities

("TIPS"), debt securities guaranteed under the Federal Deposit Insurance

Corporation ("FDIC") Temporary Liquidity Guarantee Program and other similar

FDIC programs, and zero coupon securities. The Fund's "Adviser," Morgan Stanley

Investment Management Inc., seeks to maintain an overall duration of the Fund's portfolio of three years or less.

U.S. Treasury securities are direct obligations of the U.S. Government and can take the form of bonds, notes or bills. A zero coupon Treasury security pays no interest to its holder during its life, but is purchased at a discount from its face amount, giving the purchaser the right to receive its full value at maturity. TIPS are U.S. Treasury securities whose principal and interest payments are adjusted in response to the rate of inflation.

The types of mortgage-backed securities in which the Fund may invest include collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters").

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets").

Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes and each class has a fixed or floating rate and a stated

maturity or final distribution date. Certain classes will have more predictable cash flows than others. The Fund may invest in any class of CMO.

SMBS are derivative multi-class mortgage securities. A common type of SMBS will have one class receiving some of the interest and most of the principal from the

Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, and other related instruments and techniques.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. In addition, while TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Fund. With respect to securities guaranteed under the FDIC Temporary Liquidity Guarantee

Program, there is no designated period within which the FDIC is required to make guarantee payments. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.

government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Zero Coupon Securities. The interest earned on zero coupon securities is,

implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise. A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk,

which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• CMOs. CMOs are comprised of various tranches, the expected cash flows on which have varying degrees of predictability as compared with the underlying Mortgage

Assets. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

• SMBS. Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases.

If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

• Inverse Floaters. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon rate of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments,

indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one,

five and 10 years compared with those of a broad measure of market performance,

as well as an index that represents a group of similar mutual funds, over time.

The Fund's returns assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years

The year-to-date total return as of June 30, 2011 was 1.00%.

Best Quarter (ended March 31, 2008): 2.86%

Worst Quarter (ended June 30, 2004): -0.78%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods,

as applicable.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Morgan Stanley LTD Duration US Government Trust	Limited Duration U.S. Government Trust Returns Before Taxes		1.79%	3.65%	3.12%
Morgan Stanley LTD Duration US Government Trust After Taxes on Distributions	Limited Duration U.S. Government Trust Returns After Taxes on Distributions	[1]	1.20%	2.59%	1.75%
Morgan Stanley LTD Duration US Government Trust After Taxes on Distributions and Sales	Limited Duration U.S. Government Trust Returns After Taxes on Distributions and Sale of Fund Shares		1.16%	2.50%	1.84%
Morgan Stanley LTD Duration US Government Trust Barclays Capital 1-3 Year U.S. Goverment Bond Index	Barclays Capital 1-3 Year U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	2.40%	4.32%	4.07%
Morgan Stanley LTD Duration US Government Trust Lipper Short U.S Goverment Funds Index	Lipper Short U.S. Government Funds Index (reflects no deduction for taxes)	[3]	2.76%	3.87%	3.57%
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The Barclays Capital 1-3 Year U.S. Government Bond Index is a sub-index of the Barclays Capital U.S. Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. It is not possible to invest directly in an index.
[3]	The Lipper Short U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.